Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 268	$ 0
Inventories, Lubricants	7,448	7,448
Inventories, Spare parts	1,682	1,887
Total	$ 9,398	$ 9,335